SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies
Business
Business
The Company is a shell company as defined in Rule 12b-2 of the Securities Exchange Act of 1934. The Company’s board of directors has been exploring strategic alternatives to maximize shareholder value going forward including deploying the proceeds of the Asset Sale in business acquisition opportunities, merging with another company, or other actions to redeploy the Company’s capital, including, without limitation, distribution of cash to the Company’s shareholders. As discussed in Note 2 RECENT DEVELOPMENTS, the Company entered into several agreements during the fourth quarter of 2016 which, as and when consummated, will result in the Company no longer being a shell company.

Basis of Presentation
Basis of Presentation
The historical financial statements presented herein include the consolidated financial statements of SDOI and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements requires the management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the period. These estimates include those made in connection with deferred tax assets. Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all highly liquid investments that have maturities of three months of less when acquired to be cash equivalents. As of December 31, 2016 and 2015, cash and cash equivalents consisted of the following:
	December 31, 2016	December 31, 2015
Bank checking operating accounts	$1,784	$23,467
Money market funds	52	—
Total Cash and cash equivalents	$1,836	$23,467

Marketable Securities, Available for Sale
Marketable Securities, Available for Sale
Marketable securities consist of securities with original maturities greater than three months, and are comprised of U.S. Treasury Bills and securities issued by U.S. government agencies. Marketable securities have been classified as current assets in the accompanying Consolidated Balance Sheet as of December 31, 2016 based upon the nature of the securities and their intended use to fund operations.
Management determines the appropriate classification of securities at the time of purchase. The Company has classified its investment portfolio as available for sale in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 320, Investments — Debt and Equity Securities. The Company’s available for sale securities are carried at fair value with unrealized gains and losses reported in other comprehensive income (loss). Realized gains and losses are determined using the specific identification method and are included in interest income (expense).

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation using the fair value method, which requires that compensation costs related to employee share-based payment transactions are measured in the financial statements at fair value on the date of grant and are recognized over the vesting period of the award.

Accounting for Income Taxes
Accounting for Income Taxes
Deferred income tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits which are not expected to be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such changes are enacted.
The Company utilizes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result of the implementation of authoritative guidance related to the accounting for uncertainty in income taxes, the Company recognizes in its financial statements the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The authoritative guidance also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. The Company includes interest and penalties related to unrecognized tax benefits as a component of income tax expense. See Note 9 for further information.
ASU 2016-09 “Improvements to Employee Share-Based Payment Accounting” issued by FASB, allows recognition of windfall profits as a tax benefit, either as a reduction of current income tax expense or (as in the case of the Company) a deferred tax asset resulting from an increase in net operating loss carryforwards. The effective date for implementation of this change is for years beginning after December 15, 2016 with a cumulative adjustment to retained earnings as of the beginning of the year of adoption. The Company does not anticipate any adjustment to retained earnings related to the increase in net operating losses since deferred tax assets related to net operating losses are fully reserved.

Basic and Diluted Loss per Share
Basic and Diluted Loss per Share
Basic loss per share (EPS) is computed by dividing net loss available for common stockholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is similar to basic EPS, except that the dilutive effect of converting or exercising all potentially dilutive securities is also included in the denominator. The Company’s calculation of diluted EPS includes the dilutive effect of exercising stock options into common shares and the inclusion of unvested restricted stock awards. Basic loss per share excludes potentially dilutive securities. For the years 2016, 2015 and 2014, conversion of stock options with exercise prices less than the market share price and unvested restricted shares totaling 342,500, 7,500, and 0, respectively, into common share equivalents were excluded from this calculation because they were anti-dilutive, due to the net losses recorded in the periods. For the years 2016, 2015 and 2014, certain other stock options were excluded from common share equivalents as all had exercise prices greater than the market share price at December 31, 2016, 2015 and 2014, respectively.
Listed below are the basic and diluted share calculations for the years ended December 31, 2016, 2015 and 2014:
	2016	2015	2014
Weighted average common shares outstanding	21,036,390	21,027,640	21,027,640
Shares used in computing basic and diluted net loss per share	21,036,390	21,027,640	21,027,640

Treasury Stock
Treasury Stock
Shares of common stock repurchased by the Company are recorded at cost as treasury stock in the stockholders’ equity section of the consolidated balance sheet, and as a use of cash in the financing activities section of the consolidated statement of cash flows.

Comprehensive Loss	Comprehensive Loss Comprehensive loss is equal to net loss.
Statements of Cash Flows	Statements of Cash Flows The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.